UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           09/30/07

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           11/07/2007
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 29

Form 13F Information Table Value Total (x$1000):  $214,955

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE

                                                     VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT     PRN  CALL  DSCRETN     MANAGERS   SOLE    SHARED   NONE
----------------------   -------------- ---------  -----------  --------    ---  ----  --------   --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN PHYSICIANS SVC
  GROUP COM STK             COM          028882108       3,435     186,692   SH        Share-defined   123     186,692
AMERICREDIT CORP COM STK    COM          03060R101      11,684     664,614   SH        Share-defined   123     664,614
BANK OF AMERICA
  CORP COM STK              COM          060505104       9,505     189,085   SH        Share-defined   123     189,085
BLACKROCK INC COM NEW       COM          09247X101       9,353      53,935   SH        Share-defined   123      53,935
CHUBB CORP COM STK          COM          171232101       7,350     137,021   SH        Share-defined   123     137,021
COMMERCE BANCORP
  INC COM STK               COM          200519106       9,213     237,564   SH        Share-defined   123     237,564
DEALERTRACK HOLDINGS
  INC COM STK               COM          242309102       5,094     121,643   SH        Share-defined   123     121,643
ESPEED INC
  CL A COM STK              COM          296643109      14,286   1,674,740   SH        Share-defined   123   1,674,740
FEDERATED INVS
  INC PA CL B COM STK       COM          314211103       3,691      92,965   SH        Share-defined   123      92,965
THE FIRST MARBLEHEAD
  CORP COM STK              COM          320771108      14,913     393,162   SH        Share-defined   123     393,162
HMS HOLDINGS CORP
  COM STK                   COM          40425J101       3,410     138,568   SH        Share-defined   123     138,568
HILLTOP HLDGS INC
  COM REIT                  COM          432748101       8,053     685,971   SH        Share-defined   123     685,971
INFINITY PPTY &
  CAS CORP COM STK          COM          45665Q103       2,548      63,359   SH        Share-defined   123      63,359
INVESCO PLC NEW ADR         COM          46127U104      15,898     582,344   SH        Share-defined   123     582,344
LIFE PARTNERS
  HOLDINGS INC COM STK      COM          53215T106         830      24,670   SH        Share-defined   123      24,670
MFA MTG INVTS INC COM STK   COM          55272X102       7,513     933,319   SH        Share-defined   123     933,319
MERUELO MADDUX
  PROPERTIES INC            COM          590473104       5,492     929,276   SH        Share-defined   123     929,276
METROCORP BANCSHARES
  INC COM STK               COM          591650106       5,054     313,928   SH        Share-defined   123     313,928
OCEANFIRST FINL
  CORP COM STK              COM          675234108       8,639     497,930   SH        Share-defined   123     497,930
ORIENTAL FINANCIAL
  GROUP INC COM STK         COM          68618W100       6,535     568,255   SH        Share-defined   123     568,255
PGT INC   COM STK           COM          69336V101       4,634     584,316   SH        Share-defined   123     584,316
STATE STR CORP  COM STK     COM          857477103       8,754     128,430   SH        Share-defined   123     128,430
TD AMERITRADE HLDG
  CORP COM STK              COM          87236Y108      10,705     587,529   SH        Share-defined   123     587,529
ARGO GROUP INTERNATIONAL
  HOLDI COM STK             COM          G0464B107       5,880     135,130   SH        Share-defined   123     135,130
CASTLEPOINT
  HOLDINGS LTD COM STK      COM          G19522112       2,186     194,109   SH        Share-defined   123     194,109
MF GLOBAL   COM STK         COM          G60642108      11,776     406,067   SH        Share-defined   123     406,067
MONTPELIER RE
  HOLD  LTD COM             COM          G62185106       5,686     321,225   SH        Share-defined   123     321,225
VALIDUS HOLDINGS LTD        COM          G9319H102       5,932     244,700   SH        Share-defined   123     244,700
AERCAP HOLDINGS COM STK     COM          N00985106       6,908     277,559   SH        Share-defined   123     277,559
                                                       214,955

